Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A redeemable [Member]
Basic and diluted net (loss) income per common share:
Allocation of net (loss) income	$ (226,132)	$ (129,446)	$ (326,480)	$ 323,775
Denominator:
Basic weighted average common shares outstanding	868,565	2,848,607	934,755	10,327,553
Basic net (loss) income per common share	$ (0.26)	$ (0.04)	$ (0.35)	$ 0.03
Class A non- redeemable [Member]
Basic and diluted net (loss) income per common share:
Allocation of net (loss) income	$ (1,327,793)	$ (221,011)	$ (1,781,266)	$ 89,356
Denominator:
Basic weighted average common shares outstanding	5,100,000	5,100,000	5,100,000	2,861,667
Basic net (loss) income per common share	$ (0.26)	$ (0.04)	$ (0.35)	$ 0.03
Class B [Member]
Basic and diluted net (loss) income per common share:
Allocation of net (loss) income	$ (234,316)	$ (39,002)	$ (314,341)	$ 98,879	$ (109,809)	$ 2,383,487
Denominator:
Basic weighted average common shares outstanding	900,000	900,000	900,000	3,166,667	2,017,808	6,000,000
Basic net (loss) income per common share	$ (0.26)	$ (0.04)	$ (0.35)	$ 0.03	$ (0.05)	$ 0.4